PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	17,815	18,600	2,697
Less: accumulated depreciation	(5,529)	(9,395)	(1,362)
Property and equipment, net	12,286	9,205	1,335

Depreciation expense for the years ended December 31, 2020, 2021 and 2022 was RMB1,360 thousand, RMB3,399 thousand and RMB4,130 thousand (US$599 thousands), respectively.